Revenue Recognition - Disaggregation of Revenue (Detail) - Cara Therapeutics, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,569	$ 2,135	$ 7,137	$ 20,968	$ 41,867
Collaborative revenue
Disaggregation of Revenue [Line Items]
Total revenue	1,198	788	2,086	12,936	16,572
Collaborative revenue | Maruishi Agreement [Member]
Disaggregation of Revenue [Line Items]
Total revenue			0	539	0
Collaborative revenue | Affiliated Entity [Member] | CSL Vifor Profit Sharing
Disaggregation of Revenue [Line Items]
Total revenue	1,198	788	2,086	12,397	16,572
Collaborative revenue | Affiliated Entity [Member] | CSL Vifor | CSL Vifor Profit Sharing
Disaggregation of Revenue [Line Items]
Total revenue	1,198	788
Commercial supply revenue
Disaggregation of Revenue [Line Items]
Total revenue		640	640	5,843	10,223
Commercial supply revenue | Affiliated Entity [Member] | CSL Vifor
Disaggregation of Revenue [Line Items]
Total revenue	0	640	640	5,843	10,223
Commercial supply revenue | Affiliated Entity [Member] | CSL Vifor | CSL Vifor Korsuva [Member]
Disaggregation of Revenue [Line Items]
Total revenue		640
License and milestone fees
Disaggregation of Revenue [Line Items]
Total revenue				910	15,000
License and milestone fees | Maruishi Agreement [Member]
Disaggregation of Revenue [Line Items]
Total revenue			0	910	0
License and milestone fees | Affiliated Entity [Member] | CSL Vifor
Disaggregation of Revenue [Line Items]
Total revenue					15,000
License and milestone fees | Affiliated Entity [Member] | CSL Vifor
Disaggregation of Revenue [Line Items]
Total revenue					15,000
Royalty revenue
Disaggregation of Revenue [Line Items]
Total revenue				415	72
Royalty revenue | Affiliated Entity [Member] | CSL Vifor Kapruvia [Member]
Disaggregation of Revenue [Line Items]
Total revenue				415	72
Clinical compound revenue
Disaggregation of Revenue [Line Items]
Total revenue	48	84	84	165
Clinical compound revenue | Maruishi Agreement [Member]
Disaggregation of Revenue [Line Items]
Total revenue	48	84	84	165	$ 0
Other revenue (non-cash)
Disaggregation of Revenue [Line Items]
Total revenue	1,323	623	4,327	699
Other revenue (non-cash) | Maruishi Agreement [Member]
Disaggregation of Revenue [Line Items]
Total revenue	950	333	2,835	415
Other revenue (non-cash) | Affiliated Entity [Member] | CSL Vifor Kapruvia [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 373	$ 290	$ 1,492	$ 284